Schedule of investments
Delaware VIP® Trust  —  Delaware VIP Limited Duration Bond Series
March 31, 2024 (Unaudited)
	Principal amount°	Value (US $)
Agency Collateralized Mortgage Obligations — 2.39%
Connecticut Avenue Securities Trust Series 2023-R08 1M1 144A 6.82% (SOFR + 1.50%) 10/25/43 #, •	90,453	$ 90,846
Freddie Mac REMIC Series 5092 WG 1.00% 4/25/31	198,701	179,804
Freddie Mac Structured Agency Credit Risk REMIC Trust Series 2023-HQA3 A1 144A 7.17% (SOFR + 1.85%) 11/25/43 #, •	49,093	49,661
Verus Securitization Trust Series 2023-6 A1 144A 6.665% 9/25/68 #, ~	113,125	114,083
Total Agency Collateralized Mortgage Obligations (cost $452,550)		434,394

Agency Mortgage-Backed Securities — 3.86%
Fannie Mae S.F. 30 yr
4.50% 1/1/50	326,656	320,357
5.00% 7/1/47	232,504	232,582
5.00% 5/1/48	83,941	83,499

Freddie Mac S.F. 30 yr 5.00% 8/1/48	67,667	67,202
Total Agency Mortgage-Backed Securities (cost $776,478)		703,640

Collateralized Debt Obligations — 3.94%
Canyon Capital CLO Series 2019-2A AR 144A 6.756% (TSFR03M + 1.44%, Floor 1.18%) 10/15/34 #, •	250,000	249,151
Cedar Funding IX CLO Series 2018-9A A1 144A 6.559% (TSFR03M + 1.24%, Floor 0.98%) 4/20/31 #, •	218,123	218,328
Dryden 83 CLO Series 2020-83A A 144A 6.78% (TSFR03M + 1.48%, Floor 1.22%) 1/18/32 #, •	250,000	250,670
Total Collateralized Debt Obligations (cost $716,641)		718,149

Corporate Bonds — 42.70%
Banking — 10.82%
Bank of America
5.819% 9/15/29 μ	20,000	20,514
6.204% 11/10/28 μ	5,000	5,175

	Principalamount°	Value (US $)
Corporate Bonds (continued)
Banking (continued)

Bank of New York Mellon 5.802% 10/25/28 μ	38,000	$ 39,036
BBVA Bancomer 144A 1.875% 9/18/25 #	200,000	190,004
BPCE 144A 5.716% 1/18/30 #, μ	25,000	25,131
Citigroup
1.281% 11/3/25 μ	35,000	34,051
2.014% 1/25/26 μ	30,000	29,093

Deutsche Bank 0.898% 5/28/24	150,000	148,900
Fifth Third Bancorp 2.375% 1/28/25	35,000	34,077
Goldman Sachs Group
1.542% 9/10/27 μ	25,000	22,850
5.836% (SOFR + 0.49%) 10/21/24 •	175,000	175,118

JPMorgan Chase & Co. 5.012% 1/23/30 μ	30,000	29,889
KeyCorp 3.878% 5/23/25 μ	45,000	44,799
Morgan Stanley
5.173% 1/16/30 μ	25,000	25,029
6.138% 10/16/26 μ	300,000	303,532
6.296% 10/18/28 μ	49,000	50,712

PNC Bank 3.875% 4/10/25	250,000	245,819
PNC Financial Services Group 5.671% 10/28/25 μ	35,000	34,998
Popular 7.25% 3/13/28	20,000	20,510
State Street 4.993% 3/18/27	35,000	35,078
Toronto-Dominion Bank 4.108% 6/8/27	34,000	33,110
Truist Bank 2.636% 9/17/29 μ	215,000	206,746
US Bancorp
4.653% 2/1/29 μ	13,000	12,747
5.384% 1/23/30 μ	10,000	10,047
5.727% 10/21/26 μ	16,000	16,091
6.787% 10/26/27 μ	15,000	15,537

Wells Fargo & Co. 3.908% 4/25/26 μ	165,000	161,988
		1,970,581
Basic Industry — 1.26%
Avient 144A 5.75% 5/15/25 #	139,000	138,481
Celanese US Holdings
6.05% 3/15/25	5,000	5,011
6.165% 7/15/27	30,000	30,568

Newmont 144A 5.30% 3/15/26 #	55,000	55,162
		229,222
NQ-FI8 [0324] 0524 (3564078)    1

Schedule of investments
Delaware VIP® Trust  —  Delaware VIP Limited Duration Bond Series
	Principalamount°	Value (US $)
Corporate Bonds (continued)
Brokerage — 0.25%
Jefferies Financial Group
5.875% 7/21/28	10,000	$ 10,186
6.05% 3/12/25	35,000	35,039
		45,225
Capital Goods — 4.42%
Boeing 2.196% 2/4/26	50,000	46,831
Carrier Global 5.80% 11/30/25	70,000	70,491
Mauser Packaging Solutions Holding 144A 7.875% 8/15/26 #	100,000	101,950
Parker-Hannifin
3.65% 6/15/24	95,000	94,592
4.25% 9/15/27	70,000	68,672

RTX 5.75% 11/8/26	89,000	90,393
Teledyne Technologies 0.95% 4/1/24	280,000	280,000
WESCO Distribution 144A 7.125% 6/15/25 #	51,000	51,074
		804,003
Communications — 1.86%
Charter Communications Operating 6.15% 11/10/26	45,000	45,364
Rogers Communications 5.00% 2/15/29	45,000	44,706
T-Mobile USA 3.75% 4/15/27	105,000	101,150
Warnermedia Holdings
3.638% 3/15/25	110,000	107,833
6.412% 3/15/26	40,000	40,001
		339,054
Consumer Cyclical — 0.81%
Aptiv 2.396% 2/18/25	70,000	67,967
Carnival 144A 7.625% 3/1/26 #	31,000	31,386
Prime Security Services Borrower 144A 5.25% 4/15/24 #	10,000	9,998
VICI Properties 4.95% 2/15/30	40,000	38,711
		148,062
Consumer Non-Cyclical — 3.82%
AbbVie
2.60% 11/21/24	90,000	88,396
4.80% 3/15/29	70,000	70,140

Amgen 5.15% 3/2/28	75,000	75,517
Astrazeneca Finance 4.875% 3/3/28	35,000	35,099
Cardinal Health 5.125% 2/15/29	35,000	35,084
Gilead Sciences 3.70% 4/1/24	80,000	80,000
Medtronic Global Holdings 4.25% 3/30/28	40,000	39,313
Pfizer Investment Enterprises 4.45% 5/19/28	80,000	78,903
Royalty Pharma 1.20% 9/2/25	195,000	183,603
	Principalamount°	Value (US $)
Corporate Bonds (continued)
Consumer Non-Cyclical (continued)

Zoetis 5.40% 11/14/25	10,000	$ 10,016
		696,071
Electric — 5.01%
Avangrid 3.20% 4/15/25	60,000	58,476
DTE Energy 5.10% 3/1/29	30,000	29,893
Duke Energy 4.875% 9/16/24 μ, ψ	50,000	49,689
Duke Energy Carolinas 3.95% 11/15/28	30,000	29,020
FirstEnergy Pennsylvania Electric 144A 5.20% 4/1/28 #	60,000	60,097
National Rural Utilities Cooperative Finance
1.875% 2/7/25	135,000	131,112
4.45% 3/13/26	55,000	54,429
4.80% 3/15/28	40,000	39,977

NextEra Energy Capital Holdings 5.749% 9/1/25	10,000	10,046
NRG Energy 144A 3.75% 6/15/24 #	95,000	94,502
Pacific Gas & Electric 5.55% 5/15/29	20,000	20,181
PacifiCorp
5.10% 2/15/29	10,000	10,080
5.45% 2/15/34	15,000	15,056

Southern 4.85% 6/15/28	85,000	84,592
Southern California Edison 1.10% 4/1/24	210,000	210,000
Vistra Operations 144A 5.125% 5/13/25 #	16,000	15,874
		913,024
Energy — 3.63%
ConocoPhillips 2.40% 3/7/25	8,000	7,791
Devon Energy 5.25% 9/15/24	39,000	38,910
Energy Transfer 5.55% 2/15/28	130,000	131,953
Exxon Mobil 2.019% 8/16/24	130,000	128,442
Kinder Morgan 5.00% 2/1/29	10,000	9,965
MPLX 4.875% 12/1/24	135,000	134,292
NuStar Logistics 5.75% 10/1/25	73,000	72,688
Occidental Petroleum 5.50% 12/1/25	58,000	58,003
ONEOK 5.65% 11/1/28	10,000	10,228
Southwestern Energy 5.70% 1/23/25	10,000	9,960
Targa Resources Partners 5.00% 1/15/28	60,000	59,185
		661,417
Finance Companies — 1.87%
AerCap Ireland Capital DAC 5.10% 1/19/29	150,000	149,191

2    NQ-FI8 [0324] 0524 (3564078)

	Principalamount°	Value (US $)
Corporate Bonds (continued)
Finance Companies (continued)
Air Lease
0.80% 8/18/24	105,000	$ 103,012
2.875% 1/15/26	15,000	14,352

Aviation Capital Group 144A 1.95% 1/30/26 #	80,000	74,711
		341,266
Insurance — 6.14%
Aon North America 5.125% 3/1/27	25,000	25,159
Athene Global Funding 144A 1.00% 4/16/24 #	205,000	204,619
Brighthouse Financial Global Funding
144A 1.00% 4/12/24 #	115,000	114,843
144A 6.109% (SOFR + 0.76%) 4/12/24 #, •	85,000	85,008

Equitable Financial Life Global Funding 144A 0.80% 8/12/24 #	100,000	98,269
GA Global Funding Trust 144A 1.00% 4/8/24 #	275,000	274,731
Met Tower Global Funding 144A 3.70% 6/13/25 #	150,000	147,261
New York Life Global Funding 144A 5.45% 9/18/26 #	40,000	40,341
UnitedHealth Group
4.25% 1/15/29	100,000	98,055
4.90% 4/15/31	30,000	30,027
		1,118,313
Natural Gas — 0.40%
Sempra Energy 3.30% 4/1/25	75,000	73,399
		73,399
Technology — 1.81%
Oracle 5.80% 11/10/25	45,000	45,388
Roper Technologies 2.35% 9/15/24	145,000	142,762
S&P Global 2.45% 3/1/27	50,000	46,813
Sensata Technologies 144A 5.00% 10/1/25 #	90,000	88,962
Workday 3.50% 4/1/27	5,000	4,789
		328,714
Transportation — 0.60%
ERAC USA Finance
144A 4.60% 5/1/28 #	85,000	83,971
144A 5.00% 2/15/29 #	15,000	15,034

United Airlines 144A 4.375% 4/15/26 #	10,000	9,674
		108,679
Total Corporate Bonds (cost $7,920,274)		7,777,030

	Principalamount°	Value (US $)

Government Agency Obligation — 1.07%
NBN 144A 0.875% 10/8/24 #	200,000	$ 195,185
Total Government Agency Obligation (cost $199,893)		195,185

Non-Agency Asset-Backed Securities — 18.14%
American Express Credit Account Master Trust Series 2023-1 A 4.87% 5/15/28	300,000	299,366
BA Credit Card Trust Series 2022-A2 5.00% 4/15/28	250,000	249,345
BMW Vehicle Lease Trust Series 2023-1 A3 5.16% 11/25/25	250,000	249,412
Chase Issuance Trust Series 2024-A1I A 4.62% 1/16/29	200,000	198,875
CNH Equipment Trust Series 2024-A A2 5.19% 7/15/27	100,000	99,788
Discover Card Execution Note Trust Series 2022-A4 A 5.03% 10/15/27	200,000	199,617
Enterprise Fleet Financing
Series 2022-2 A2 144A 4.65% 5/21/29 #	30,305	30,056
Series 2023-3 A2 144A 6.40% 3/20/30 #	100,000	101,530

Ford Credit Auto Lease Trust Series 2024-A A3 5.06% 5/15/27	100,000	99,853
Ford Credit Auto Owner Trust Series 2022-A B 1.91% 7/15/27	86,000	80,977
GMF Floorplan Owner Revolving Trust Series 2023-1 A2 144A 6.469% (SOFR + 1.15%) 6/15/28 #, •	250,000	252,990
Hyundai Auto Lease Securitization Trust
Series 2023-A A3 144A 5.05% 1/15/26 #	200,000	199,369
Series 2024-A A3 144A 5.02% 3/15/27 #	100,000	99,516

NextGear Floorplan Master Owner Trust Series 2024-1A A1 144A 6.219% (SOFR + 0.90%, Floor 0.90%) 3/15/29 #, •	200,000	200,272
PFS Financing Series 2024-B A 144A 4.95% 2/15/29 #	200,000	199,269
Toyota Auto Receivables Owner Trust Series 2024-A A3 4.83% 10/16/28	100,000	99,607
Trafigura Securitisation Finance Series 2021-1A A2 144A 1.08% 1/15/25 #	200,000	195,660
NQ-FI8 [0324] 0524 (3564078)    3

Schedule of investments
Delaware VIP® Trust  —  Delaware VIP Limited Duration Bond Series
	Principalamount°	Value (US $)

Non-Agency Asset-Backed Securities (continued)
Verizon Master Trust
Series 2021-2 A 0.99% 4/20/28	100,000	$ 97,523
Series 2022-2 B 1.83% 7/20/28	86,000	83,420

Volkswagen Auto Lease Trust Series 2022-A A3 3.44% 7/21/25	67,687	67,290
Volkswagen Auto Loan Enhanced Trust Series 2023-2 A2B 5.949% (SOFR + 0.63%) 3/22/27 •	200,000	200,423
Total Non-Agency Asset-Backed Securities (cost $3,314,297)		3,304,158

Non-Agency Collateralized Mortgage Obligations — 0.53%
OBX Trust Series 2023-NQM8 A1 144A 7.045% 9/25/63 #, φ, ~	95,349	96,512
Total Non-Agency Collateralized Mortgage Obligations (cost $95,347)		96,512

US Treasury Obligations — 25.01%
US Treasury Floating Rate Note 5.545% (USBMMY3M + 0.25%) 1/31/26 •	690,000	690,778
US Treasury Notes
4.25% 12/31/25	160,000	158,700
4.25% 3/15/27	2,620,000	2,608,128
4.25% 2/28/29	1,095,000	1,096,625
Total US Treasury Obligations (cost $4,555,563)		4,554,231
	Number of shares
Short-Term Investments — 3.76%
Money Market Mutual Funds — 3.76%
BlackRock Liquidity FedFund – Institutional Shares (seven-day effective yield 5.20%)	171,076	171,076
Fidelity Investments Money Market Government Portfolio – Class I (seven-day effective yield 5.21%)	171,076	171,076
Goldman Sachs Financial Square Government Fund – Institutional Shares (seven-day effective yield 5.34%)	171,076	171,076
	Number of shares	Value (US $)
Short-Term Investments (continued)
Money Market Mutual Funds (continued)
Morgan Stanley Institutional Liquidity Funds Government Portfolio – Institutional Class (seven-day effective yield 5.22%)	171,076	$ 171,076
Total Short-Term Investments (cost $684,304)		684,304

Total Value of Securities—101.40% (cost $18,715,347)		18,467,603
Liabilities Net of Receivables and Other Assets—(1.40%)★		(254,144)
Net Assets Applicable to 1,988,007 Shares Outstanding—100.00%		$18,213,459
°	Principal amount shown is stated in USD unless noted that the security is denominated in another currency.
#	Security exempt from registration under Rule 144A of the Securities Act of 1933, as amended. At March 31, 2024, the aggregate value of Rule 144A securities was $4,554,181, which represents 25.00% of the Series’ net assets.
•	Variable rate investment. Rates reset periodically. Rate shown reflects the rate in effect at March 31, 2024. For securities based on a published reference rate and spread, the reference rate and spread are indicated in their descriptions. The reference rate descriptions (i.e. SOFR01M, SOFR03M, etc.) used in this report are identical for different securities, but the underlying reference rates may differ due to the timing of the reset period. Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions, or for mortgage-backed securities, are impacted by the individual mortgages which are paying off over time. These securities do not indicate a reference rate and spread in their descriptions.
~	Step-up bond that pays an initial coupon rate for the first period and then a higher coupon rate for the following periods. Stated rate in effect at March 31, 2024.
μ	Fixed to variable rate investment. The rate shown reflects the fixed rate in effect at March 31, 2024. Rate will reset at a future date.
ψ	Perpetual security. Maturity date represents next call date.
φ	Step coupon bond. Stated rate in effect at March 31, 2024 through maturity date.
★	Includes $21,408 cash collateral held at broker for futures contracts as of March 31, 2024.

4    NQ-FI8 [0324] 0524 (3564078)

The following futures contracts were outstanding at March 31, 2024:
Futures Contracts Exchange-Traded
Contracts to Buy (Sell)		Notional Amount	Notional Cost (Proceeds)	Expiration Date	Value/ Unrealized Depreciation	Variation Margin Due from (Due to) Brokers
17	US Treasury 2 yr Notes	$3,476,234	$3,479,064	6/28/24	$(2,830)	$(3,453)
(1)	US Treasury 10 yr Notes	(110,797)	(110,037)	6/18/24	(760)	78
Total Futures Contracts			$3,369,027		$(3,590)	$(3,375)
The use of futures contracts involves elements of market risk and risks in excess of the amounts disclosed in the schedule of investments. The notional amounts presented above represent the Series’ total exposure in such contracts, whereas only the variation margin is reflected in the Series’ net assets.
See Note 0 in “Notes to financial statements.”
Summary of abbreviations:
CLO – Collateralized Loan Obligation
DAC – Designated Activity Company
REMIC – Real Estate Mortgage Investment Conduit
S&P – Standard & Poor’s Financial Services LLC
S.F. – Single Family
SOFR – Secured Overnight Financing Rate
Summary of abbreviations: (continued)
SOFR01M – Secured Overnight Financing Rate 1 Month
SOFR03M – Secured Overnight Financing Rate 3 Month
TSFR03M – 3 Month Term Secured Overnight Financing Rate
USBMMY3M – US Treasury 3 Month Bill Money Market Yield
USD – US Dollar
yr – Year

NQ-FI8 [0324] 0524 (3564078)    5